Acquisitions and Strategic Investments (2014 and 2013 Acquisitions and Strategic Investments) (details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 05, 2014	Mar. 31, 2014	Dec. 18, 2013	Dec. 18, 2013	Nov. 07, 2013	Jan. 16, 2013	May 30, 2014	Feb. 28, 2014
Business Acquisition [Line Items]
Weighted average useful life of acquired intangible assets					6 years
Acquisition of businesses—net of cash acquired			$ 112.5	$ 236.9	$ 291.9	$ 6.6	$ 5.8
Other					101.2	90.0
Business acquisition payment					0	25.9	0
Business Acquisition, Preliminary Purchase Price Allocation, Amortizable Intangible Assets					63.0
Other restructuring charges	4.1	7.6	8.2	27.0	28.6	19.4	22.1
Impairment charges	3.1	8.8	6.2	18.5	21.8	23.0	13.8
UniGraphic [Member]
Business Acquisition [Line Items]
Recognized identifiable assets acquired								12.4
Weighted average useful life of acquired intangible assets								6 years
Acquisition of businesses—net of cash acquired								8.9
Other								3.5
Identifiable intangible assets								8.3
Anselmo L. Morvillo S.A. (Argentina) [Member]
Business Acquisition [Line Items]
Fair value of the acquired Transcontinental Mexican operations									6.5
Business acquisition, ownership percentage after increase									97.00%
Proteus Packaging and Transpak Corporation [Member]
Business Acquisition [Line Items]
Weighted average useful life of acquired intangible assets										6 years	6 years
Other	1.0		1.0		6.0					6.0	6.0
Identifiable intangible assets										24.0	24.0
Purchase price including goodwill										49.1	49.1
Business acquisition payment			5.0							43.1	43.1
Business Acquisition, Preliminary Purchase Price Allocation, Amortizable Intangible Assets										24.0	24.0
Novia [Member]
Business Acquisition [Line Items]
Recognized identifiable assets acquired												13.3
Weighted average useful life of acquired intangible assets												6 years
Purchase price including goodwill												13.5
Business Acquisition, Preliminary Purchase Price Allocation, Amortizable Intangible Assets	13.5		13.5									13.0
Vertis Holdings, Inc. [Member]
Business Acquisition [Line Items]
Recognized identifiable assets acquired													265.4
Weighted average useful life of acquired intangible assets													6 years
Identifiable intangible assets													25.6
Brown Printing Company [Member]
Business Acquisition [Line Items]
Recognized identifiable assets acquired														100.0
Weighted average useful life of acquired intangible assets														6 years
Identifiable intangible assets														4.7
Anselmo L. Morvillo S.A. (Argentina) [Member]
Business Acquisition [Line Items]
Business acquisition, percentage previously held															85.00%
Business acquisition, previous noncontrolling interest					15.00%
Equipment and Infrastructure Removeal Charges [Member]
Business Acquisition [Line Items]
Other restructuring charges	1.1	0.9	1.5	5.7
Contract Termination [Member]
Business Acquisition [Line Items]
Other restructuring charges	$ 0.3	$ 4.5	$ 1.5	$ 9.2	$ 10.1	$ 8.0	$ 6.3